Schedule of Reconciliation of Future Undiscounted Cash Flows (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021		$ 101,798
2022		59,596
2023
2024
2025
2026 and thereafter
Total future lease payments		161,394
Less: imputed interest		(5,904)
Present value of future operating lease payments	$ 107,776	155,490
Less: current portion of operating lease liabilities	(99,293)	(96,777)	$ (272,215)
Operating lease liabilities, net of current portion	$ 8,483	58,713	$ 482,212
Right of use assets – operating leases, net		$ 153,035